FAIR VALUE MEASUREMENT (Details) $ in Millions	Dec. 31, 2015 USD ($)
Fair Value Disclosures [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity	$ 10
Standby Letters of Credit Facility, Maximum Capacity	$ 10